Initial Public Offering (Details Textual) (USD $)	0 Months Ended	1 Months Ended	11 Months Ended
	Nov. 07, 2012	Nov. 01, 2012	Dec. 31, 2012
Stock issued during period, shares, new issues		5,000,000	4,995,000
Equity issuance, per share amount		$ 10
Proceeds from issuance initial public offering		$ 50,000,000	$ 53,759,897
Holder to urchase one share of common stock price		$ 11.50
Redeemable warrants price per share		$ 0.01
Common stock sale price per share for trading days		$ 17.50
Stock issued during period, shares private placement 1	30,250
Stock issued to private placement on November 1, 2012		$ 10.00
Proceeds from issuance of private placement	302,500	3,377,500	3,680,000
Stock options granted value underwriter		100
Stock options granted shares underwriter		250,000
Stock options granted per share underwriter		$ 12.50
Unit purchase option fair value		617,960
Unit purchase option per unit		$ 2.47
Expected volatility		35.00%
Risk-free interest rate		1.05%
Expected life		5 years
Common stock trade in excess price per share		$ 18
Granted to underwriter in public offering to purchase additional units		750,000
Proceeds from sale of common stock to founder			25,000
Underwriters [Member]
Stock issued during period, shares, new issues	550,000
Equity issuance, per share amount	$ 10
Stock issued during period, shares private placement 1	30,250
Proceeds from issuance of private placement	302,500
Proceeds from sale of common stock to founder	5,500,000
Founders [Member]
Stock issued during period, shares private placement 1		337,750
Stock issued to private placement on November 1, 2012		$ 10.00
Proceeds from issuance of private placement		$ 3,377,500